SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 6.7%
Media & Entertainment - 6.7%
Alphabet, Inc. - Class C	100,223	$ 15,657,839

Consumer Discretionary - 14.5%
Consumer Discretionary Distribution & Retail - 14.5%
Amazon.com, Inc. (a)	57,368	10,914,836
O'Reilly Automotive, Inc. (a)	7,598	10,884,743
TJX Cos., Inc. (The)	98,272	11,969,529
		33,769,108
Energy - 3.9%
Energy - 3.9%
Chevron Corp.	54,563	9,127,844

Financials - 25.8%
Banks - 4.5%
JPMorgan Chase & Co.	42,346	10,387,474

Financial Services - 11.2%
Ares Management Corp. - Class A	61,893	9,074,132
Visa, Inc. - Class A	48,630	17,042,870
		26,117,002
Insurance - 10.1%
Globe Life, Inc.	93,356	12,296,852
Reinsurance Group of America, Inc.	57,573	11,336,124
		23,632,976
Health Care - 9.0%
Health Care Equipment & Services - 9.0%
McKesson Corp.	14,823	9,975,731
UnitedHealth Group, Inc.	21,185	11,095,644
		21,071,375
Industrials - 3.7%
Commercial & Professional Services - 3.7%
Republic Services, Inc.	35,955	8,706,863

SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 35.6%
Software & Services - 25.2%
Cadence Design Systems, Inc. (a)	35,306	$ 8,979,375
Fair Isaac Corp. (a)	5,046	9,305,631
Microsoft Corp.	49,201	18,469,564
Palo Alto Networks, Inc. (a)	66,863	11,409,502
ServiceNow, Inc. (a)	13,246	10,545,671
		58,709,743
Technology Hardware & Equipment - 10.4%
Apple, Inc.	67,479	14,989,110
Motorola Solutions, Inc.	21,131	9,251,363
		24,240,473

Investments at Value - 99.2% (Cost $214,372,530)		$ 231,420,697

Other Assets in Excess of Liabilities - 0.8%		1,971,895

Net Assets - 100.0%		$ 233,392,592

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.